Commitments - Summary of Future Aggregate Minimum Lease Payments in Respect of Operating Leases (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum lease payments in respect of operating leases	£ 1,175	£ 1,201
In less than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum lease payments in respect of operating leases	143	156
Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum lease payments in respect of operating leases	130	139
Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum lease payments in respect of operating leases	115	121
Later than three years and not later than four years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum lease payments in respect of operating leases	101	100
Later than four years and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum lease payments in respect of operating leases	91	86
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum lease payments in respect of operating leases	£ 595	£ 599